Long-Term Debt (Details 3) (Notes due 2018, USD $) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended
	Feb. 28, 2011	Aug. 31, 2010	Feb. 28, 2013 Prior to September 1, 2014	Feb. 28, 2013 Twelve-month period beginning September 1, 2014	Feb. 28, 2013 Twelve-month period beginning September 1, 2015	Feb. 28, 2013 Twelve-month period beginning September 1, 2016 and thereafter	Feb. 28, 2013 Prior to September 1, 2013	Feb. 28, 2013 Maximum Prior to September 1, 2013
Long-Term Debt
Face amount of debt		$ 250.0
Loss on debt retirement	(2.9)
Debt issuance costs		$ 8.3
Redemption price of debt instrument as a percentage of principal amount			100.00%	105.50%	102.75%	100.00%
Percentage of the principal amount that may be redeemed with proceeds from public equity offerings								35.00%
Redemption price as a percentage of principal amount, if using proceeds of equity offerings							111.00%
Redemption price as a percentage of principal amount, as a result of change of control							101.00%